MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
19.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD ‘000	2011	2010
Cost	795	–
Accumulated net unrealized loss	(212)	–
Fair value	583	–

At December 31, 2011, net unrealized loss on marketable securities included in comprehensive income is $0.2 million. The Company has not recognized any sale of marketable securities in the period.